Schedule of lease liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current		$ 305,946		$ 327,810
Non-current		194,362		173,725
Present value of lease liabilities		$ 500,308		$ 501,535
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current	$ 145,435		$ 184,600
Non-current	663,011		119,878
Present value of lease liabilities	$ 808,446		$ 304,478